Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Mar. 23, 2018	Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	Carolina Trust BancShares, Inc.
Entity Central Index Key	0001676667
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 32,990,069
Entity Common Stock, Shares Outstanding		4,660,987
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017